FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1 - fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 - fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2	Level 3

Cash	$33,908	-	-
Accounts payable	$14,166	-	-
Due to related party	$77,943	-	-

There were no transfers between Level 1 and Level 2 during the year. The Company has no financial instruments valued in Level 3.